Provisions - Additional Information (Details) - EUR (€) € in Millions	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Other provisions	€ 43.6	€ 42.2
Provision used, other provisions	3.9
Restructuring
Disclosure of other provisions [line items]
Other provisions	€ 5.1	5.6
Estimated completion of activities	12 months
Provision used, other provisions	€ 2.4
Other
Disclosure of other provisions [line items]
Other provisions	30.7	28.7
Provision used, other provisions	1.4
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions	7.8	€ 7.9
Provision used, other provisions	€ 0.1